Summary of Significant Accounting Policies - Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases (Details) - Vendors concentration risk [Member] - Total purchases [Member]
	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Vendor D [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount	¥ 10,580,000	$ 1,473,907	¥ 36,567,150	$ 5,153,932
Concentration risk percentage	16.60%	16.60%	20.20%	20.20%
Vendor A [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount	¥ 9,428,000	$ 1,313,421			¥ 48,006,500	$ 6,986,117
Concentration risk percentage	14.80%	14.80%			37.90%	37.90%
Vendor C [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount	¥ 7,383,664	$ 1,028,623	¥ 13,260,918	$ 1,869,051	¥ 4,746,530	$ 690,736
Concentration risk percentage	11.60%	11.60%	7.30%	7.30%	3.70%	3.70%
Vendor I [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount	¥ 4,678,400	$ 651,751	¥ 19,635,180	$ 2,767,467
Concentration risk percentage	7.40%	7.40%	10.80%	10.80%
Vendor B [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount	¥ 3,218,850	$ 448,420
Concentration risk percentage	5.10%	5.10%
Top Vendors [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount	¥ 35,288,914	$ 4,916,122	¥ 89,098,203	$ 12,557,886	¥ 84,830,864	$ 12,344,960
Concentration risk percentage	55.50%	55.50%	49.20%	49.20%	66.90%	66.90%
Vendor E [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount			¥ 10,090,875	$ 1,422,252
Concentration risk percentage			5.60%	5.60%
Vendor G [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount			¥ 9,544,080	$ 1,345,184	¥ 10,053,600	$ 1,463,044
Concentration risk percentage			5.30%	5.30%	7.90%	7.90%
Vendor F [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount					¥ 15,178,020	$ 2,208,772
Concentration risk percentage					12.00%	12.00%
Vendor H [Member]
Schedule of Percentage of LakeShore Group’s Top 5 Vendors Accounting for Total Purchases [Line items]
Concentration rick amount					¥ 6,846,214	$ 996,291
Concentration risk percentage					5.40%	5.40%